Financial Instruments - Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Detail) - Interest rate risk - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rate rate for sensitivity analysis	1.00%	1.00%
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ (315,213)	₺ (170,482)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	315,213	170,482
Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	(315,213)	(170,482)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	₺ 315,213	₺ 170,482